13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Tables)	12 Months Ended
Sep. 30, 2025
Tables/Schedules
Schedule of Financial Assets measured at fair value
As at September 30, 2025	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,828,062	$-	$-	$1,828,062

As at September 30, 2024	Level 1	Level 2	Level 3	Total
Assets:
Cash	$709,647	$-	$-	$709,647